ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2012
ACQUISITIONS
Schedule of allocation of total purchase price to the assets acquired and liabilities assumed

		Amortization
		periods

Goodwill	$54,161
Net working capital acquired	4,197
Net fixed assets	671
Intangible assets
Domain name, trademarks and online licenses	23,817	Indefinite
Technology	854	6 years
Registered user list	443	3 years
Non-compete agreement	187	4 years
User generated content	1,313	6 years
Video content copyright	348	2 years
Customer relationship	316	4 years
Webgame cooperation agreement	237	2 years
Relationship with broadcasters	443	6 years
Other long-term deferred expense	3
Deferred tax liability	(6,990)

Total	$80,000

Schedule of unaudited pro forma information
	Years ended December 31
	2010	2011
	(unaudited)	(unaudited)

Pro forma net revenues	$82,579	$127,514
Pro forma net income (loss)	$(67,379)	$39,108